Share-Based Compensation (Details) - Schedule of Lock-up Period	12 Months Ended
Dec. 31, 2023
After 6 Months Since the Vesting Date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	20.00%
After 12 Months Since the Vesting Date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	50.00%
After 18 Months Since the Vesting Date [Member]
Schedule of Lock-up Period [Line Items]
Lock-up Period of the relevant percentage of the option	100.00%